Exhibit 99.5

Client Name:
Client Project Name:	ACHM 2024-HE1
Start - End Dates:	7/19/2022 - 3/26/2024
Deal Loan Count:	893

Loan Level Tape Compare Upload

Loans in Report	11
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
5000026449	XXXXX	Representative Credit Score for Grading	XXXXX	XXXXX
5000027073	XXXXX	Lien Position	XXXXX	XXXXX
5000027956	XXXXX	Lien Position	XXXXX	XXXXX
5000027992	XXXXX	Disbursement Date	XXXXX	XXXXX
5000028528	XXXXX	Lien Position	XXXXX	XXXXX
5000028832	XXXXX	Lien Position	XXXXX	XXXXX
5000028936	XXXXX	First Payment Date	XXXXX	XXXXX
5000028951	XXXXX	Lien Position	XXXXX	XXXXX
5000029098	XXXXX	Lien Position	XXXXX	XXXXX
5000029146	XXXXX	Lien Position	XXXXX	XXXXX
5000029153	XXXXX	Lien Position	XXXXX	XXXXX

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